December 2, 1997                                       Registration No. 33-17604
                                                                     Rule 497(e)


                              THE TREASURER'S FUND

           19 Old Kings Highway South, Darien, Connecticut 06820-4526

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                  Supplement to Prospectus Dated March 1, 1997

         Effective November 10, 1997 State Street Bank and Trust Company ("State Street") became the successor Transfer Agent to BISYS Fund Services, Inc. ("BISYS"). Boston Financial Data Services, Inc., an affiliate of State Street, will serve as the shareholder accounting agent. All references to BISYS as Transfer Agent in the Prospectus shall refer to State Street.

         PLEASE NOTE THE FOLLOWING REVISION REGARDING "PURCHASE OF SHARES" STARTING ON PAGE 28 (the following replaces the last sentence of the third paragraph and the paragraph "By mail"):

         Purchases made by mail or to open new accounts should be sent to the Treasurer's Fund, Inc., P.O. Box 3808, Boston, Massachusetts 02266-8308.

         By Wire. (the following replaces this paragraph):

         To initially purchase shares by a Federal fund wire, an investor should first telephone the Fund at 1-800-TSR-FUND/1-800-877-3863 to obtain a new account number. The investor should instruct a Federal Reserve System member bank to wire funds to:

                           State Street Bank and Trust Company
                           ABA #011-0000-28 REF DDA #99046187
                           Re:  The Treasurer's Fund
                           A/C #________________
                           Account of           (Registered Owner)
                           225 Franklin Street, Boston, MA  02110

For initial purchases by wire, the investor should promptly complete and mail the application to the address shown above for mail purchases. There may be a charge by your bank for transmitting the money by bank wire but State Street Bank and Trust Company does not charge investors in the Fund for the receipt of wire transfers. If you are planning to wire funds, it is suggested that you instruct your bank early in the day so the wire transfer can be accomplished the same day.



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